Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Accounts Payable and Accrued Expenses [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 8 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following provides a breakdown of accounts payable and accrued expenses:

	December 30, 2023	December 31, 2022
Accounts payable	$4,630	$4,147
Accrued payroll and bonuses	3,596	4,139
Other accrued expenses	5,750	2,448
Total	$13,976	$10,734

The following is a breakdown of Accrued payroll taxes:

	December 30, 2023	December 31, 2022
Accrued Taxes Payable	$5,499	$3,189
Interest on Payroll Taxes Payable	107	—
Penalties on Payroll Taxes Payable	587	—
Total	$6,193	$3,189